                                                                November 1, 1996

Dear Shareholder:

     After having reached a record high in early July, the Philippine stock market entered into a period of consolidation. For the September quarter of 1996, the Philippine Stock Exchange composite index (Phisix) slipped 3.42% (in US$ terms). From July through October, the Fund's fiscal year-to-date, the Phisix depreciated by 9.79%.

     The First Philippine Fund's net asset value (NAV) has held better ground during this correction, slipping 5.48% in the September quarter, but only 8.64% in the fiscal year-to-date. As of September 30, the Fund's NAV stood at $20.02 per share and its share price was $16.375, a discount of 18.21% to NAV. This discount has narrowed from 20.33% at the end of the previous quarter.

     Since the Fund's inception, the Fund has continued to significantly outperform the Phisix. The Fund has appreciated by 160.17% as of the end of the September quarter (after adjusting for dividends and the effect of the rights offering in 1995), while the Phisix has risen by only 96.95%.

THE PHILIPPINE DEVELOPMENT MODEL

     While other Southeast Asian economies are exhibiting signs of slowing down -- with overheating concerns, manpower shortages, and anemic exports -- the Philippines continues on its brisk upward trajectory. The third quarter of 1996 continued to usher in excellent economic news:

     - Real GNP for the second quarter grew 7.7%, the best quarterly result in 6 years. Buoyed by the recovery of agriculture, GNP grew 7.1% for the first half of 1996 versus 5.2% a year ago.

     - Inflation abated to a surprisingly low year-on-year rate of 4.4% in September despite fuel price increases precipitated by the partial deregulation of the oil industry.

     - Gross international reserves reached $11.5 billion as of October 4 -- an all-time high.

     - As of the end of September, the balance of payments reached a surplus of $3.9 billion, with the help of higher inflows of foreign investments, remittances from overseas contract workers, and investment incomes.

     On the political front, an historic peace agreement between the government and the Moro National Liberation Front was signed on September 2, ending years of hostility in resource-rich Mindanao and removing a significant barrier to investments in the region.

     All of this good news bolsters the case that the foundations for sustained growth are firmly in place. What makes this all the more noteworthy is that the Philippines has been able to achieve robust development within a democratic environment. The Philippine Secretary of Finance was recently quoted in The Wall Street Journal as saying that the Philippines "is dedicated to formulating a new model of Third World economic development that combines growth with equity, modernization with environmental consciousness -- all in the context of democracy." While there are still some crucial pieces of reform that require implementation -- the comprehensive tax reform program, for example -- the evidence certainly suggests that the Philippines is on its way to achieving this goal.

MARKET TAKES A BREATHER

     The Philippine market's weakness in the September quarter came as a result of profit-taking by investors after the market provided over 30% year-to-date returns in July. This correction was more pronounced in the property sector, the best performing sector for the year. Many global fund managers rebalanced their portfolios and shifted funds out of emerging Asia-Pacific markets. Speculation on the direction of US interest rates over the summer dampened interest in global equities. Seven equity offerings of Philippine securities in the period also added to the liquidity squeeze.

     We believe that this correction is healthy and temporary, and it provides the Fund with ample opportunities to pick up fundamentally sound stocks at bargain prices. We remain bullish on the Philippine economy and its corporations. The Philippines is a young market with some measure of volatility. But it is moving, we believe, in the right direction. The Asia Pacific Economic Cooperation (APEC) summit in Subic Bay this month will serve to highlight to the world the country's achievements and favorable outlook. As the Fund has shown by its growth since inception, there is much value to be harnessed in the Philippines over the long term.

     Thank you once again for your continued support.

                                             Sincerely yours,

                                             /s/ LILIA C. CLEMENTE

                                             Lilia C. Clemente

THE FIRST PHILIPPINE FUND INC.

SCHEDULE OF NET ASSETS

September 30, 1996
(unaudited)

                                                                     Number of
                                                                      Shares           Value
------------------------------------------------------------------------------------------------
PHILIPPINE SECURITIES (99.7%)
------------------------------------------------------------------------------------------------
COMMON STOCK (94.1%)
Banking (18.4%)
  Bankard, Inc. (b)                                                    6,470,000    $  1,774,155
  Citytrust Banking Corp.                                                 30,000       1,502,456
  Far East Bank and Trust Company                                      1,417,500       4,966,676
  Metro Bank & Trust Company                                             585,413      13,934,677
  PDCP Development Bank (a)(b)                                         1,009,500         884,278
  Philippine Commercial International Bank                               657,138       9,072,344
  Philippine Savings Bank (b)                                          3,048,355       6,791,666
  Security Bank Corp. (b)                                                448,560       1,110,424
  Union Bank of Philippines (b)                                        1,000,000       1,409,148
------------------------------------------------------------------------------------------------
                                                                                      41,445,824
------------------------------------------------------------------------------------------------
Conglomerates (17.0%)
  Aboitiz Equity Ventures, Inc. (b)                                   23,813,920       3,083,647
  Alsons Consolidated Resources (b)                                   55,000,000       4,859,656
  Ayala Corp. -- A                                                    17,567,646      14,552,169
  Benpres Holdings GDR (b)(d)(f)                                         742,491       5,665,206
  First Philippine Holdings -- A                                       2,056,320       2,466,926
  Guoco Holdings (PHLS), Inc.                                          4,360,000         979,701
  Metro Pacific Corporation                                           20,718,097       5,996,783
  Uniwide Holdings, Inc. (b)(d)                                        3,587,000         648,903
------------------------------------------------------------------------------------------------
                                                                                      38,252,991
------------------------------------------------------------------------------------------------
Construction/Engineering (6.6%)
  Bacnotan Consolidated Industries                                       876,899       3,673,645
  Davao Union Cement -- A                                             10,030,000       2,941,349
  DMCI Holdings Inc. (b)                                               3,877,000       2,879,289
  EEI Corp.                                                           30,000,000       2,216,552
  HI Cement Corp. (b)(d)                                                 930,000         311,688
  Seacem Holdings (b)                                                 24,000,000       2,833,530
------------------------------------------------------------------------------------------------
                                                                                      14,856,053
------------------------------------------------------------------------------------------------
Electronics (1.3%)
  Ionics Circuits, Inc. (b)                                              120,000          85,691
  Matsushita Electric Philippines (a)                                  5,340,935       1,830,689
  Solid Group, Inc. (b)(d)                                             4,150,000         932,513
------------------------------------------------------------------------------------------------
                                                                                       2,848,893
------------------------------------------------------------------------------------------------
Food and Beverage (9.9%)
  Alaska Milk Corp. (b)                                               10,708,000         783,005
  La Tondena Distillers, Inc. (d)                                      2,487,800       4,690,029
  San Miguel Corp. -- A                                                9,835,351      14,795,916
  Selecta Dairy Products, Inc.                                         2,500,000          97,117
  Universal Robina                                                     3,702,000       1,868,130
------------------------------------------------------------------------------------------------
                                                                                      22,234,197
------------------------------------------------------------------------------------------------

                                                                     Number of
                    COMMON STOCK (CONTINUED)                          Shares           Value
------------------------------------------------------------------------------------------------
Mining (0.5%)
  Manila Mining Corp. -- A (a)(b)                                  1,000,300,000    $    647,641
  Manila Mining Corp. -- B (b)                                        80,850,000          52,346
  United Paragon Mining Corp. (b)                                  2,500,000,000         571,276
------------------------------------------------------------------------------------------------
                                                                                       1,271,263
------------------------------------------------------------------------------------------------
Oil (0.1%)
  Basic Petroleum and Mining -- A (b)                                361,849,988         134,366
  Basic Petroleum and Mining -- B (b)                                194,166,659          73,949
  Philodrill Corp. -- A (b)                                           44,334,545          16,885
  Philodrill Corp. -- B (b)                                           39,436,363          15,019
------------------------------------------------------------------------------------------------
                                                                                         240,219
------------------------------------------------------------------------------------------------
Real Estate Development (21.9%)
  Ayala Land, Inc. -- B                                               15,934,217      19,419,390
  Belle Corporation (b)                                               14,100,008       4,134,900
  C & P Homes, Inc.                                                    5,744,500       3,883,341
  Empire East Land Holdings (b)(d)                                     1,081,000         576,380
  Fil-Estate Land, Inc.                                                2,880,000       2,659,862
  Filinvest Development Corp. (b)                                      2,000,000         761,702
  Filinvest Land, Inc. (b)                                            18,187,500       6,580,388
  Primetown Properties Corp. (b)                                       3,375,000         848,345
  Pryce Properties Corp.                                              35,000,000       2,399,360
  Robinson's Land -- B (b)                                            19,000,000       3,762,806
  SM Prime Holdings, Inc.                                             14,400,000       3,345,394
  Universal Rightfield Property (b)                                    6,100,000         778,269
------------------------------------------------------------------------------------------------
                                                                                      49,150,137
------------------------------------------------------------------------------------------------
Shipping/Ship Repair (3.6%)
  Asian Terminals, Inc. (a)                                           39,999,000       7,159,816
  Keppel Philippines Holdings -- A (a)(b)                              7,988,785         867,123
------------------------------------------------------------------------------------------------
                                                                                       8,026,939
------------------------------------------------------------------------------------------------
Telecommunications (7.8%)
  Digital Telecommunications (a)(b)                                   11,250,000         499,866
  Globe Telecom (b)                                                    2,340,398       1,292,447
  Philippine Long Distance Telephone ADR (e)                             225,510      14,094,375
  Pilipino Telephone Corp. (b)(d)                                      1,217,500       1,669,269
------------------------------------------------------------------------------------------------
                                                                                      17,555,957
------------------------------------------------------------------------------------------------
Utilities (7.0%)
  Manila Electric Co. -- A                                             2,531,701       9,931,263
  Petron Corp.                                                        15,725,000       5,689,435
------------------------------------------------------------------------------------------------
                                                                                      15,620,698
------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
     (Cost $122,421,337)                                                             211,503,171
------------------------------------------------------------------------------------------------

                                                                            Par
             SCHEDULE OF NET ASSETS (CONTINUED)                Maturity    (000)        Value
-------------------------------------------------------------------------------------------------
BONDS (3.2%)
  Bacnotan Consolidated Ind. Convertible Bond 5.5% (d)         06/21/04    $1,750    $  1,627,500
  International Container Terminal Services Inc. 6.0%          02/19/00     2,500       3,000,000
  JG Summit Convertible Bond 3.5% (d)                          12/23/03     3,000       2,565,000
-------------------------------------------------------------------------------------------------
TOTAL BONDS
     (Cost $7,391,232)                                                                  7,192,500
-------------------------------------------------------------------------------------------------
CALL ACCOUNTS (2.4%)
  Philippine Peso (c)
  (Cost $5,402,275)                                                                     5,391,416
-------------------------------------------------------------------------------------------------
TOTAL PHILIPPINE SECURITIES                                                           224,087,087
-------------------------------------------------------------------------------------------------
UNITED STATES SECURITIES (0.4%)
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.4%)
  Prudential Funding Co.
     5.35159%
     (Cost $942,000)                                           10/02/96       942         942,000
-------------------------------------------------------------------------------------------------
TOTAL UNITED STATES SECURITIES                                                            942,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS**
     (Cost $136,156,844)                             100.1 %                          225,029,087
     Liabilities in excess of other assets            (0.1)%                             (311,825)
-------------------------------------------------------------------------------------------------
TOTAL NET ASSETS
     (applicable to 11,225,000
     common shares outstanding)                      100.0 %                         $224,717,262
-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
     ($224,717,262 / 11,225,000)                                                     $      20.02
-------------------------------------------------------------------------------------------------
** Cost of Total Investments:
     Common Stock                                                                    $122,421,337
     Bonds                                                                              7,391,232
     Call Accounts                                                                      5,402,275
     Commercial Paper                                                                     942,000
                                                                                     ------------
                                                                                     $136,156,844
                                                                                     ============

(a) At fair value as determined by the Board of Directors.
(b) Non-income producing security.
(c) Daily interest is being accrued at a rate of 4% of the outstanding balance.
(d) Pursuant to Rule 144A under the Securities Act of 1933, all or a portion of these securities can only be sold to qualified institutional investors.
(e) ADR -- American Depository Receipt.
(f) GDR -- Global Depository Receipt.

DIRECTORS AND OFFICERS
------------

Peter Favila
Director and Chairman
Lilia C. Clemente
Director and President
Leopoldo M. Clemente, Jr.
Director, Executive Vice President and Managing Director
Stephen Bosworth
Director
M.A.T. Caparas
Director
Adrian C. Cassidy
Director
Edgardo B. Espiritu
Director
Joseph A. O'Hare, S.J.
Director
Robert B. Oxnam
Director
Stephen J. Solarz
Director
Valentin A. Araneta
Executive Vice President and Managing Director
Thomas J. Prapas
Treasurer
William H. Bohnett
Secretary
Angelito C. Imperio
Assistant Secretary
Maria Distefano
Assistant Secretary

EXECUTIVE OFFICES
------------
152 West 57th Street, New York, NY 10019
(For latest net asset value and market
data, please call 212-765-0700; regarding
shareholder account inquiries, please call
1-800-937-5449)
------------

INVESTMENT ADVISER
Clemente Capital, Inc.
------------

ADMINISTRATOR
PFPC Inc.
------------

TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
------------

CUSTODIAN
Brown Brothers Harriman & Co.
------------

LEGAL COUNSEL
Fulbright & Jaworski L.L.P.
------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

                               SUMMARY OF GENERAL
                                  INFORMATION

------------
THE FUND

    The First Philippine Fund Inc. is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in equity securities of Philippine companies. The Fund is managed by Clemente Capital, Inc.

------------
SHAREHOLDER INFORMATION

    Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of most newspapers under the designation "FtPhil". The Fund's New York Stock Exchange trading symbol is FPF. Net asset value (NAV) and market price information about The First Philippine Fund Inc. shares are published each Monday in The Wall Street Journal and The New York Times and in other newspapers. For general information visit us at our web site www.clementecapital.com. For shareholder account inquiries call 1-800-937-5449.

------------
DIVIDEND REINVESTMENT PLAN

    Through its voluntary Dividend Reinvestment Plan, shareholders of The First Philippine Fund Inc. may elect to receive dividends and capital gains distributions in the form of additional shares of the Fund.

This report, including the financial information herein, is transmitted to the shareholders of The First Philippine Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

[LOGO]                   The First Philippine Fund Inc.
                                QUARTERLY REPORT

                               SEPTEMBER 30, 1996